Supplement to the
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund
November 29, 2022
STATEMENT OF ADDITIONAL INFORMATION

Sharon Delia Dolan no longer serves as a Co-Portfolio Manager of the funds.
Kristina Stookey no longer serves as a Co-Portfolio Manager of the funds.
The following information replaces similar information for Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund  found in the "Management Contracts" section.
Bruno Crocco is Co-Portfolio Manager of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund, and does not receive compensation for those services to these funds. Finola McGuire Foley is Co-Portfolio Manager of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund, and receives compensation for those services to these funds. As of March 31, 2023, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by Fidelity or at the election of the portfolio manager.
Mr. Crocco's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
Ms. Foley's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of the portfolio manager's management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired. A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Bruno Weinberg Crocco as of March 31, 2023:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	227	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$12	$35,756	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Moderate with Income Allocation Fund ($0 (in millions) assets managed). Includes Balanced Allocation Fund ($0 (in millions) assets managed). Includes Growth Allocation Fund ($0 (in millions) assets managed). Includes Aggressive Growth Allocation Fund ($1 (in millions) assets managed).
As of March 31, 2023, the dollar range of shares of Moderate with Income Allocation Fund beneficially owned by Mr. Crocco was none. As of March 31, 2023, the dollar range of shares of Balanced Allocation Fund beneficially owned by Mr. Crocco was none. As of March 31, 2023, the dollar range of shares of Growth Allocation Fund beneficially owned by Mr. Crocco was none. As of March 31, 2023, the dollar range of shares of Aggressive Growth Allocation Fund beneficially owned by Mr. Crocco was none.
The following table provides information relating to other accounts managed by Finola McGuire Foley as of March 31, 2023:
	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	20	90	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$120,373	$60,548	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Moderate with Income Allocation Fund ($0 (in millions) assets managed). Includes Balanced Allocation Fund ($0 (in millions) assets managed). Includes Growth Allocation Fund ($0 (in millions) assets managed). Includes Aggressive Growth Allocation Fund ($1 (in millions) assets managed).
As of March 31, 2023, the dollar range of shares of Moderate with Income Allocation Fund beneficially owned by Ms. Foley was none. As of March 31, 2023, the dollar range of shares of Balanced Allocation Fund beneficially owned by Ms. Foley was none. As of March 31, 2023, the dollar range of shares of Growth Allocation Fund beneficially owned by Ms. Foley was none. As of March 31, 2023, the dollar range of shares of Aggressive Growth Allocation Fund beneficially owned by Ms. Foley was none.

HSA-SSTK-0723-100-1.9910282.100	July 7, 2023